OMB Number: 3235-0578

Expires: March 31, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21201

A&Q Technology Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                       Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                                               Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:     203-719-1428

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2017

Investment Fund	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption

Equity Hedged
Ailanthus Capital Partners (QP), L.P.	US/Canada	$19,000,000	$19,475,798	9.61%	10/1/2016	Quarterly	65 days	9/30/2017	(c)	$15,534,361
Coatue Qualified Partners, L.P.	Global	3,930,526	19,408,981	9.57	4/1/2002	Quarterly	45 days	9/30/2017		$19,408,981
Dorsal Capital Partners, L.P.	US/Canada	20,000,000	23,357,265	11.52	4/1/2015	Quarterly	45 days	9/30/2017		$23,357,265
G2 Investment Partners QP, L.P.	US/Canada	16,000,000	18,842,831	9.30	5/1/2014	Monthly	60 days	9/30/2017	(d)	$9,421,416
Jericho Capital Partners, L.P.	US/Canada	9,920,070	20,848,179	10.28	5/1/2011	Quarterly	60 days	9/30/2017		$20,848,179
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	5,072,310	18,026,476	8.89	1/1/2013	Quarterly	45 days	9/30/2017		$18,026,476
PFM Healthcare Fund, L.P.	US/Canada	11,146,416	26,116,748	12.88	10/1/2010	Quarterly	45 days	9/30/2017		$26,116,748
Quentec Partners, L.P.	US/Canada	19,000,000	15,337,431	7.57	9/1/2014	Quarterly	45 days	9/30/2017		$15,337,431
Senzar Healthcare US Fund, L.P. - Series 3 Interests	US/Canada	17,080,000	17,809,166	8.79	9/1/2016	Monthly	60 days	9/30/2017		$17,809,166
Senzar Healthcare US Fund, L.P. Class LP 1.5 15U	US/Canada	1,032,244	1,066,753	0.53	1/1/2014	Monthly	30 days	9/30/2017		$1,066,753
Visium Balanced Fund, L.P.	US/Canada	355,349	573,456	0.28	1/1/2010	N/A	N/A	N/A	(e)	N/A
Vista Public Strategies Onshore Fund, L.P.	Global	8,000,000	7,996,579	3.94	8/1/2017	Quarterly	60 days	9/30/2018	(f)	$7,996,579

Equity Hedged Subtotal		130,536,915	188,859,663	93.16

Total		$130,536,915	$188,859,663	93.16%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	A portion of this holding ($3,941,437) is under lock-up and is not redeemable without paying a fee.
(d)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(e)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f)	This holding is under lock-up and is not redeemable without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2017

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $188,859,663.

The Investment Funds in the equity hedged strategy (total fair value of $188,859,663) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2017, the Investment Funds in the equity hedged strategy had $30,780,847, representing 16% of the value of the investments in this category, subject to an investor level gate or lock-ups. Included in this amount is $11,938,016, representing 6% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 5-11 months at September 30, 2017. An investment representing less than 1% of the value of investments in this category is in liquidation; therefore, the redemption notice period is no longer effective for this investment and the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2017.

Please refer to the June 30, 2017 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    A&Q Technology Fund LLC

By (Signature and Title)*        /s/ William Ferri

                                                  William Ferri, Principal Executive Officer

Date    11/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ William Ferri

                                                  William Ferri, Principal Executive Officer

Date    11/28/17

By (Signature and Title)*        /s/ Dylan Germishuys

                                                  Dylan Germishuys, Principal Accounting Officer

Date    11/28/17

* Print the name and title of each signing officer under his or her signature.